Other operating income (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income
Research funding	DKK 40	DKK 920	DKK 11,576
Government grants	567	777	1,252
Total other operating income	DKK 607	DKK 1,697	DKK 12,828